Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows used in operating activities
Net loss from continuing operations during the year	$ (28,916)	$ (45,063)	$ (49,021)
Net income (loss) from discontinued operations during the year	29,538	57,276	(69,736)
Adjustments to reconcile net loss to cash flows used in operating activities:
Finance costs and foreign exchange	(16,984)	4,317	8,307
Gain from disposition of capital and intangible assets	(2,345)	(6)	(15)
Non-cash issuance of warrants (note 16)			2,228
Loss (gain) on sale of discontinued operations (note 6)	600	(140,403)	(3,380)
Change in fair value of financial instruments measured at fair value through profit or loss (note 15)	(1,648)	(9,886)	(850)
Impairment losses (note 23)		1,752	20,859
Deferred income taxes (note 24)	286	118
Loss (gain) on extinguishment of liabilities (note 16)	212	(75)	(79)
Provision expense (note 14)	(15,505)	22,367
Share-based payments expense (note 17b)	1,864	4,232	6,194
Depreciation of capital assets	325	1,368	2,779
Depreciation of right-of-use assets	508	1,013	4,578
Amortization of intangible assets	287	1,963	1,090
Cash flows from (used in) operations before changes in working capital	(31,778)	(101,027)	(77,046)
Change in non-cash working capital items	(42)	1,424	1,129
Cash flows used in operating activities	(31,820)	(99,603)	(75,917)
Cash flows (used in) from financing activities
Proceeds from share issuances (with or without warrants) (note 17a)			39,960
Proceeds from long-term debt (with or without warrants) (notes 16)			31,533
Repayment of principal on long-term debt (note 16)	(39,123)		(165)
Repayment of interest on long-term debt (note 16)		(3,945)	(1,879)
Exercise of options (note 17b)			82
Proceeds from exercise of pre-funded warrants (note 17c)			1
Payments of principal on lease liabilities (note 13)	(4,711)	(3,241)	(7,069)
Payment of interest on lease liabilities (note 13)	(1,571)	(1,080)	(2,098)
Debt, share and warrants issuance and repayment costs	(41)	(158)	(2,960)
Cash flows used in financing activities	(45,446)	(8,424)	57,405
Cash flows from investing activities
Additions to capital assets	(13)	(293)	(966)
Additions to intangible assets	(6)	(170)	(1,080)
Proceeds from sale of discontinued operations business (note 6)		173,357	4,555
Proceeds from disposal of capital assets from discontinued operations (note 6)	3,179
Transaction costs paid relating to the sale of discontinued operation business		(2,492)	(787)
Proceeds from disposal of capital assets		52	133
Release of restricted cash		165
Interest received	659	73	450
Cash flows used in investing activities	3,819	170,692	2,305
Net change in cash and cash equivalent during the year	(73,447)	62,665	(16,207)
Net effect of currency exchange rate on cash and cash equivalents	2,101	750	(3)
Cash, beginning of year	108,490	45,075	61,285
Cash and cash equivalents, end of the period	37,144	108,490	45,075
Comprising of:
Cash	37,143	108,490	45,075
Cash equivalents	1
Total cash and cash equivalents	$ 37,144	$ 108,490	$ 45,075